SHARE CAPITAL:	Dec. 29, 2022
Recast [Member]
SHARE CAPITAL:

7.	SHARE CAPITAL:

Common shares
a)	Authorized:

Unlimited number of common shares, without par value.

The holders of common shares are entitled to receive dividends which are declared from time to time, and are entitled to one vote per share at meetings of the Company. All shares are ranked equally with regards to the Company’s residual assets.

b)	Stock transactions:

During the years ended April 30, 2022 and 2021, the Company did not complete any stock transactions.

c)	Stock options:

The Company has granted stock options under the terms of its Stock Option Plan (the “Plan”).  The Plan provides that the directors of the Company may grant options to purchase common shares to directors, officers, employees and service providers of the Company on terms that the directors of the Company may determine are within the limitations set forth in the Plan.  The maximum number of shares available under the Plan is limited to 10% of the issued common shares.  The maximum term of stock options is ten years.  All stock options vest on the date of grant, unless otherwise stated.  As at April 30, 2022, the Company had 8,123,021 stock options available for grant pursuant to the Plan (2021 – 6,623,021).

The Company’s stock options outstanding as at April 30, 2022 and 2021 and the changes for the years then ended are as follows:
	Number Outstanding	Weighted Average Exercise Price (in CAD$)

Balance outstanding at April 30, 2020	2,950,000	0.26
Expired	(200,000)	0.25

Balance outstanding at April 30, 2021	2,750,000	0.26
Expired	(1,500,000)	0.26

Balance outstanding at April 30, 2022	1,250,000	0.25

Balance exercisable at April 30, 2022	-	-

Summary of stock options outstanding at April 30, 2022:
Security	Number Outstanding		Number Exercisable		Exercise Price (CAD$)	Expiry Date	Remaining Contractual Life (years)

Stock options	1,250,000	(1)	-	(1)	0.25	August 9, 2023	1.28

Notes:
(1)

1,250,000 stock options vest on the completion of certain milestones including equity financing, project financing, mine construction and achieving commercial production.  200,000 stock options vested as to 25% every three months from the date of grant.

Non-Employee Stock Options

In accordance with the guidance of ASU 2018-07, the measurement and classification of stock options awarded to non-employees is aligned with that for employees. The ASU retains the existing cost attribution guidance, which requires entities to recognize compensation cost for nonemployee awards in the same period and in the same manner (i.e. capitalize or expense) they would if they paid cash for the goods or services, but it moves the guidance to ASC 718. Effective May 1, 2020, the Company adopted the new standard. Upon adoption, the Company applied the modified retrospective transition approach and recorded an adjustment on May 1, 2020 to decrease derivative liabilities by $16,541 and decrease opening deficit by $16,541.

The non-employee stock options are accounted for at their respective fair values and are summarized as follows for the years ended April 30, 2022 and 2021:
	2022 $	2021 $

Fair value of non-employee options, beginning of the period	-	16,541
Transfer value on exercise of options	-	-
Fair value of options on vesting	-	-
Change in fair value of non-employee stock options during the period	-	-
Adoption of ASU 2018-07 adjustment	-	(16,541)

Fair value of non-employee options, end of the period	-	-

As at April 30, 2022, the unamortized compensation cost of options is $93,382 and the intrinsic value of options expected to vest is $nil.